April 22, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE: Merrill Lynch Large Cap Growth V.I. Fund
                    of Mercury V.I. Funds, Inc.
                    Post-Effective Amendment No. 6 to the
Registration Statement
                    on Form N-1A (Securities Act File No. 333-68879, Investment Company Act No. 811-09159)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. (the "Fund")
hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Fund's
Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 6 to the
Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 16, 2003.

Very truly yours,

Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc


/s/ Susan B. Baker
Susan B. Baker
Secretary of the Fund